Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury Stock [Member]
Repurchase of shares (in shares)			43,665
Repurchase of shares (in shares)	0	0	43,665
Shares of treasury stock sold (in shares)	1,715	1,126	843
Cash dividends declared per share (in dollars per share)	$ 0.48	$ 0.48	$ 0.44